Employee Benefit Plan, Schedule, Asset Held for Investment (Tables)	12 Months Ended
Jun. 30, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Delinquent Participant Contribution
Schedule H, Line 4a, Schedule of Delinquent Participant Contributions
Year ended June 30, 2025

EIN: 91-0849125
Plan Number: 001
Form 5500

Participant Contributions Transferred Late to the Plan	Check Here if Late Participant Loan Repayments are Included	Total that Constitutes Nonexempt Prohibited Transactions			Total Fully Corrected Under VFCP and PTE 2002-51
		Contributions Not Corrected	Contributions Corrected Outside Voluntary Fiduciary Correction Program ("VFCP")	Contributions Corrected Under VFCP
$569		$—	$—	$569	$—
$8,139		$8,139	$—	$—	$—